Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
(14)	PROPERTY, PLANT AND EQUIPMENT, NET

Depreciation expense amounted to $41.3 million and $48.4 million for the three months ended March 31, 2015 and 2014, respectively.

	March 31, 2015	December 31, 2014
Property, plant and equipment	$1,776.3	$1,858.2
Accumulated depreciation	(364.6)	(344.1)

Property, plant, and equipment, net	$1,411.7	$1,514.1

(18)	PROPERTY, PLANT AND EQUIPMENT, NET

Depreciation expense amounted to $176.6 million and $174.3 million for the Successor years ended December 31, 2014 and 2013, respectively. Depreciation expense amounted to $7.2 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $82.9 million for the Predecessor year ended December 31, 2012.

		Successor
		Year Ended December 31,
	Useful Lives (years)	2014	2013
Land		$90.5	$99.9
Buildings and improvements	5 -25	418.4	430.7
Machinery and equipment	3 -25	1,060.1	1,087.0
Software	5 - 7	122.1	42.4
Other	3 -20	29.1	26.3
Construction in progress		138.0	119.9

Total		1,858.2	1,806.2

Accumulated depreciation		(344.1)	(183.6)

Property, plant, and equipment, net		$1,514.1	$1,622.6